Summary of Significant Accounting Policies Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2012
Land improvements | Minimum
Property, Plant and Equipment
Estimated useful life	10 years
Land improvements | Maximum
Property, Plant and Equipment
Estimated useful life	20 years
Buildings and improvements | Minimum
Property, Plant and Equipment
Estimated useful life	20 years
Buildings and improvements | Maximum
Property, Plant and Equipment
Estimated useful life	40 years
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment
Estimated useful life	20 years
Computer equipment and software | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Computer equipment and software | Maximum
Property, Plant and Equipment
Estimated useful life	10 years
Vehicles and trailers | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Vehicles and trailers | Maximum
Property, Plant and Equipment
Estimated useful life	10 years